SUBSEQUENT EVENTS (Details)		1 Months Ended
	Jan. 23, 2019 CNY (¥)	Nov. 30, 2017 USD ($)	Mar. 15, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
SPD Silicon Valley Bank loan
SUBSEQUENT EVENTS
Debt term		1 year
Short-term bank borrowing				¥ 60,000,000		¥ 60,000,000
Interest rate (in percent)				4.35%		4.35%
Deposits remained at the bank and restricted | $		$ 10,000,000			$ 10,000,000
Subsequent Event | SPD Silicon Valley Bank loan
SUBSEQUENT EVENTS
Interest rate (in percent)			4.35%
Deposits remained at the bank and restricted | $			$ 10,000,000
Subsequent Event | Beijing Niudian | Bank of Ningbo
SUBSEQUENT EVENTS
Debt term	1 year
Short-term bank borrowing	¥ 28,500,000
Interest rate (in percent)	5.32%
Guaranty loan by restricted cash	¥ 30,000,000